Putnam
Premier
Income
Trust


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-03

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Over the six months ended January 31, 2003, changing market conditions and shifts in investor sentiment demonstrated the value of Putnam Premier Income Trust's diversified approach to fixed-income investing. The fund's solid returns for the period reflect its ability to benefit from strengths in different sectors of the bond market, as well as the success of the strategic positioning devised by the management team.

For example, during the period, underperformance in the high-yield corporate bond sector initially dampened performance, but was offset by the strength of the fund's U.S. government securities holdings. Later in the period, the high-yield sector recovered and made a valuable contribution to the fund's returns.

Timely moves such as these enabled your fund to outperform its primary benchmark index at net asset value. Details can be found on page 7. In the following report, your fund's management team provides additional details about their strategy, as well as their outlook for the remainder of the fiscal year.

Meanwhile, we would like you to know how much we appreciate your continued confidence in Putnam, especially as we continue to work our way through one of the most challenging periods in recent investment history. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their patience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 19, 2003


REPORT FROM FUND MANAGEMENT

 FUND HIGHLIGHTS

* For the first six months of its 2003 fiscal year, Putnam Premier Income Trust had a total return at net asset value (NAV) of 8.24%. The fund's return at market price was 13.20%.

* With greater demand in the marketplace for higher-yielding investments, the fund's market price return exceeded its return at NAV.

* At NAV, the fund outperformed its primary benchmark, the Lehman
  Government Bond Index, which returned 4.87% during the six-month period.

* The fund slightly underperformed at NAV the average return for the Lipper Flexible Income Funds (closed-end) category, which was 8.78%.

* See the Performance Summary on page 7 for complete fund performance, comparative index performance, and Lipper data.

* PERFORMANCE COMMENTARY

The fund's solid returns were due to strategic underweighting of U.S. investment-grade bonds, which underperformed during the period, and the fund's overweighting of higher-yielding, lower-rated bonds, such as U.S. high-yield corporate bonds. These securities performed strongly from October through January.

Fund Profile

Putnam Premier Income Trust is designed for investors seeking a high level of current income. The fund maintains flexibility across three sectors -- U.S. government and agencies, high-yield corporate, and international -- to seek maximum current income without undue risk to capital. The fund may be appropriate for investors seeking a higher level of income who can accept a moderately higher level of risk.

The fund's results should be considered in the context of a generally favorable period for the bond market, especially for those sectors with greater credit risk, which performed well during the final three and a half months of the period. The fund was well served by its sector diversification. The fund's U.S. investment-grade bonds performed well at the outset, benefiting from a weak stock market and a significant flight to quality. Beginning in mid October, however, lower-rated high-yield corporate bonds outperformed, and the fund's holdings of these securities benefited from this trend.

* MARKET OVERVIEW

The bond market experienced a turning point in mid October 2002, which occurred approximately at the midpoint of the fund's semi annual period.
In the summer and early fall of 2002, a number of factors contributed to a highly risk-averse psychology in the market: media reports of corporate malfeasance, the prospect of war in Iraq, poor earnings, high default rates, and a significant weakening in the economy. These factors caused investors to flock to high-quality bonds, such as U.S. Treasuries, and to shun equities, U.S. corporate investment-grade bonds, and U.S. corporate high-yield bonds.

As the fourth quarter of calendar 2002 approached, investor sentiment changed. In the fourth quarter, a brighter outlook for profits and the economy also helped boost corporate investment-grade and high-yield bonds -- as well as equities -- contributing to strong returns for these fixed-income sectors from mid October through the end of January 2003. U.S. Treasuries, by comparison, did not fare as well during this period. Overseas, the European bond markets were generally strong throughout the period, as anemic growth (especially in France and Germany) and low inflation boosted bond returns. In addition, a significant increase in the value of the euro versus the dollar over the past 18 months has helped boost European bond returns for U.S. investors. Some emerging markets performed well, such as Russia, Mexico, and Bulgaria, while others experienced sharp declines due to economic and political woes, including Argentina, Venezuela, and Brazil.

MARKET SECTOR PERFORMANCE, SIX MONTHS ENDED 1/31/03

Equities
Standard & Poor's 500 Index (broad market)          -5.26%
-----------------------------------------------------------------------
Nasdaq Composite Index (technology stocks)          -0.55%
-----------------------------------------------------------------------
Russell 2000 Index (small- and mid-cap stocks)      -4.44%
-----------------------------------------------------------------------

Bonds
Lehman Government Bond Index                         4.87%
-----------------------------------------------------------------------
SSB Non-U.S. World Govt. Bond Index                 10.47%
-----------------------------------------------------------------------
JP Morgan Global High Yield Index                    8.10%
-----------------------------------------------------------------------
Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

* STRATEGY OVERVIEW

As a multi-sector fixed-income fund, Putnam Premier Income Trust's strategy worked well during the fund's semiannual period because conditions in the bond market changed drastically. As a result, the different sectors within the fund benefited at different times as market conditions varied.

During the first 10 weeks of the period, the fund's high-quality holdings performed well, offsetting the underperformance of the corporate high-yield holdings. During the latter 14 weeks of the period, when the Treasury market saw an enormous rise in yields in October and experienced a great deal of volatility thereafter, the fund's corporate high-yield holdings bolstered returns. Finally, throughout the period, the fund's foreign bonds -- in both the emerging-markets and investment-grade sectors -- performed well, exemplifying the value of geographic diversification.

A notable sector change during the period was a reduction in the fund's mortgage-backed securities (MBS) holdings and a corresponding increase in the fund's corporate investment-grade bonds.

While we believe the fund's strategy worked well during the period, it may have caused the fund to underperform other similar funds within its Lipper peer group category. For example, if the fund's emerging-markets sector weighting had been larger, the fund would have benefited more fully from the strength of these markets in the fourth calendar quarter of 2002. Similarly, within emerging markets, the fund missed the strong returns in Brazil that occurred after that country's elections in October.


[GRAPHIC OMITTED: horizontal bar chart FUND SECTOR WEIGHTINGS]

FUND SECTOR WEIGHTINGS*

                           as of 7/31/02            as of 1/31/03

U.S.
investment grade              32.02%                   34.49%

Corporate
high yield                    45.39%                   44.15%

Foreign
investment grade              14.13%                   13.91%

Emerging markets               8.46%                    7.45%

Footnote reads:
*This chart shows how the fund's sector weighings have changed over the past six months. Weighings are shown a a percentage of net assets. Holdings will vary over time.

* PERFORMANCE OVERVIEW BY SECTOR

Prior to mid October, the fund's performance was hurt by the fund's large weighting (nearly 50%) in high-yield corporate bonds. Since it is a multi-sector fund, however, the underperformance of this sector was offset by strong performance among the fund's U.S. Treasury and mortgage-backed securities (MBS) holdings. (The fund's MBS holdings consist primarily of "structured" products, including government agency bonds, asset-backed securities, commercial MBSs, and collateralized mortgage obligations.) In addition, the fund's foreign investment-grade bonds in Germany and France performed well because of weakness in those economies and the strength of the euro. In addition, the fund's holdings in Sweden, Canada, and New Zealand had solid performance during the period.

In emerging markets, the fund's performance benefited from being invested in countries that performed well, such as Russia, Mexico, and Bulgaria, and from reduced weightings in countries like Argentina, Venezuela, and Brazil, which experienced difficulties. Brazilian bonds performed well after that country's elections, and we did not capture those gains, but in general we were pleased with our security selection within the emerging-markets sector.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

U.S. investment-grade

Federal National Mortgage Association,
7.5%, 8/25/42

U.S. Treasury Bonds, 7.5%, 11/15/16

Federal National Mortgage Association
TBA, 7.0%, 2/1/33

High-yield

HMH Properties, Inc. company guaranty
Series B, 7.875%, 2008

Echostar DBS Corp. senior notes,
10.375%, 2007

Pioneer Natural Resources Co. company
guaranty, 9.625%, 2010

International

Sweden (government of) bonds Ser.
1044, 3.5%, 2006

Sweden (government of) bonds Ser.
1037, 8.0%, 2007

Canada (government of) bonds 6.0%, 2011

Footnote reads:
*These holdings represented 13.3% of the fund's net assets as of 1/31/03.
 Portfolio holdings will vary over time.

During the first 10 weeks of the period, the fund's weighting in U.S. corporate investment-grade bonds was near zero. However, after the Treasury yield spike in mid October, and the more hopeful outlook for this beleaguered sector, we began adding high-grade corporate bonds to the portfolio. The increase in this weighting benefited performance, as the sector performed very well during the final 14 weeks of the period.

The increase in corporate investment-grade bonds corresponded with a decrease in the fund's holdings of structured fixed-income investments, including commercial MBSs, collateralized mortgage obligations, government agency bonds, and asset-backed securities. We felt that the strong performance of these securities for much of the year had run its course, and we invested the proceeds from these sales in corporate investment-grade bonds.

The fund held a large weighting in corporate high-yield securities throughout the period, as we believed that this sector was due for recovery and should outperform over the next several years. While risks remain significant for this sector, with an uncertain economic recovery, weak corporate spending, high default rates, and slow profit growth, we are managing these risks by maintaining a high level of diversity and not investing too much in any one holding. The fund's large high-yield weighting was a major factor in its strong performance during the period because high-yield bonds outperformed most other fixed-income sectors from mid October through the end of January. Please note that all sector weightings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. The members of this team are D. William Kohli (Portfolio Leader), David Waldman
(Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, Steve Horner, James Prusko, Michael Salm, and John Van Tassel.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Looking toward the remainder of 2003, we believe that European government and government agency bonds will continue to outperform U.S. Treasuries, and that the euro will continue rising versus the dollar. As a result, we anticipate maintaining an overweighted position in Europe and de-emphasizing U.S. Treasuries. We also anticipate that we will keep the fund's high-yield exposure at current levels because of our positive views on this sector. Several factors support this view: Default rates are beginning to decrease, companies are retiring debt, and investors are seeking securities with greater yield potential.

We are reducing the fund's corporate investment-grade weighting, as we believe that there are too many uncertainties surrounding the U.S. economy and among individual bonds in this sector. Finally, we have shortened the fund's duration as a precautionary measure against a rise in interest rates this year. (Duration is a measure of interest-rate sensitivity; the shorter a fund's duration, the less sensitive it will be to changes in interest rates.) We anticipate that the other sector weightings will remain the same, but, as always, will make adjustments as conditions warrant.

The views expressed in this report are exclusively those of Putnam Management as of 1/31/03. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/03, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during the semiannual period, which ended January 31, 2003. In accordance with NASD requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. A profile of your fund's strategy appears on the first page of the Report from Fund Management. Terms used in this section are defined on page 8.

TOTAL RETURN FOR PERIODS ENDED 1/31/03

                            NAV     Market price
--------------------------------------------------
6 months                    8.24%       13.20%
--------------------------------------------------
1 year                      7.59        12.72
--------------------------------------------------
5 years                    15.81        19.89
Annual average              2.98         3.70
--------------------------------------------------
10 years                   83.73        94.87
Annual average              6.27         6.90
--------------------------------------------------
Life of fund
(since 2/29/88)
Annual average              7.80         7.37
--------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/03

                                                                 JP Morgan                              Lipper Flexible
                      Lehman             SSB Non-U.S.             Global                 CSFB            Income Funds
                    Government           World Govt.            High Yield            High Yield          (closed-end)
                   Bond Index            Bond Index                Index*               Index           category average+
-----------------------------------------------------------------------------------------------------------------------------
6 months               4.87%                10.47%                 8.10%                 8.86%                 8.78%
-----------------------------------------------------------------------------------------------------------------------------
1 year                10.51                 27.68                  4.04                  4.94                  3.11
-----------------------------------------------------------------------------------------------------------------------------
5 years               42.91                 29.63                  6.67                  8.48                 10.53
Annual average         7.40                  5.33                  1.30                  1.64                  1.77
-----------------------------------------------------------------------------------------------------------------------------
10 years             102.40                 87.13                    --                 87.95                 76.47
Annual average         7.31                  6.47                    --                  6.51                  5.76
-----------------------------------------------------------------------------------------------------------------------------
Life of fund
(since 2/29/88)
Annual average         8.23                  6.92                    --                  8.22                  7.53
-----------------------------------------------------------------------------------------------------------------------------

  Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

* This comparative index replaced the CSFB High Yield Index on 12/30/02 because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities generally held by the fund. The JP Morgan Global High Yield Index's inception date was 12/31/93.

+ Over the 6-month, and 1-, 5-, and 10-year periods ended 1/31/03, there were 12, 12, 12, and 9 funds, respectively, in this Lipper category.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/03

---------------------------------------------------------------------
Distributions (number)                           6
---------------------------------------------------------------------
Income                                       $0.2700
---------------------------------------------------------------------
Capital gains                                   --
---------------------------------------------------------------------
  Total                                      $0.2700
---------------------------------------------------------------------
Share value:                            NAV      Market price
---------------------------------------------------------------------
7/31/02                                $6.22         $6.03
---------------------------------------------------------------------
1/31/03                                 6.45          6.54
---------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------
Current dividend rate 1                 8.37%         8.26%
---------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 12/31/02
(most recent calendar quarter)

                            NAV          Market price
-----------------------------------------------------------------------
6 months                    4.74%             1.91%
-----------------------------------------------------------------------
1 year                      6.43             10.93
-----------------------------------------------------------------------
5 years                    14.93             13.82
Annual average              2.82              2.62
-----------------------------------------------------------------------
10 years                   83.97             88.16
Annual average              6.29              6.53
-----------------------------------------------------------------------
Life of fund
(since 2/29/88)
Annual average              7.71              6.89
-----------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

NASDAQ Composite Index is an unmanaged index that tracks broad market performance of those securities sold on the NASDAQ exchange. Since this index includes many companies in the technology sector, where market trends change quickly, this index can be volatile.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities.

JP Morgan Global High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar-denominated global high-yield corporate debt market, including domestic and international issues.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

Salomon Smith Barney (SSB) Non-U.S. World Government Bond Index is an unmanaged index of government bonds issued by 10 countries.

Standard & Poor's 500 Index is an unmanaged index of common stock performance.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2003 (Unaudited)

CORPORATE BONDS AND NOTES (48.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
         $1,188,235 Interact Operating Co. notes 14s, 2003
                    (In default) (NON) (PIK)                                                                   $119
            780,000 Lamar Media Corp. 144A sr. sub. notes 7 1/4s, 2013                                      796,052
                                                                                                      -------------
                                                                                                            796,171

Automotive (1.0%)
-------------------------------------------------------------------------------------------------------------------
            265,000 American Axle & Manufacturing, Inc. company guaranty
                    9 3/4s, 2009                                                                            285,206
            700,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                           581,000
          1,370,000 Collins & Aikman Products, Inc. company guaranty
                    10 3/4s, 2011                                                                         1,301,500
            255,000 Dana Corp. notes 10 1/8s, 2010                                                          255,638
            370,000 Dana Corp. notes 9s, 2011                                                               358,900
            160,000 Dana Corp. notes 7s, 2029                                                               116,800
            405,000 Dana Corp. notes 6 1/2s, 2009                                                           353,363
            490,000 Dana Corp. notes 6 1/4s, 2004                                                           487,550
EUR         170,000 Dana Corp. sr. notes 9s, 2011                                                           167,864
           $230,000 Delco Remy International, Inc. company guaranty 11s, 2009                               126,500
            280,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                           156,100
            100,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    82,000
            890,000 Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                              885,550
            965,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  854,025
            730,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       62,050
            200,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                35,000
            610,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               106,750
            200,000 Hayes Lemmerz International, Inc. 144A company guaranty
                    11 7/8s, 2006 (In default) (NON)                                                        116,000
          1,090,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       1,179,925
          1,160,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,220,900
EUR         285,000 Lear Corp. sr. notes 8 1/8s, 2008                                                       320,420
           $368,000 Tenneco Automotive, Inc. company guaranty Ser. B,
                    11 5/8s, 2009                                                                           272,320
                                                                                                      -------------
                                                                                                          9,325,361

Basic Materials (6.1%)
-------------------------------------------------------------------------------------------------------------------
             15,000 Abitibi-Consolidated Finance LP company guaranty
                    7 7/8s, 2009                                                                             15,734
          1,340,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         1,420,400
            165,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                              179,850
          1,210,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,161,600
            785,000 AK Steel Corp. company guaranty 7 3/4s, 2012                                            751,638
            249,698 Appleton Papers, Inc. bank term loan FRN 4.64s, 2006
                    (acquired 6/4/02, cost $250,635) (RES)                                                  250,479
          1,460,000 Appleton Papers, Inc. company guaranty Ser. B, 12 1/2s, 2008                          1,620,600
          1,500,000 ARCO Chemical Co. debs. 9.8s, 2020                                                    1,170,000
          1,135,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                        942,050
            850,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             310,250
            740,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                 810,300
          1,250,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s,
                    2005 (In default) (NON)                                                                 325,000
            180,000 Doe Run Resources Corp. company guaranty Ser. B(a),
                    11 1/4s, 2005 (In default) (NON)                                                         57,600
            420,000 Doe Run Resources Corp. company guaranty FRN Ser. B,
                    8.119s, 2003 (In default) (NON)                                                          96,600
          1,065,000 Dow Chemical Co. (The) notes 5 3/4s, 2009                                             1,095,822
            255,000 Equistar Chemicals LP notes 8 3/4s, 2009                                                218,025
          1,930,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                1,756,300
            370,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      400,917
EUR         300,000 Fort James Corp. company guaranty 4 3/4s, 2004                                          305,891
         $1,125,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,153,125
          1,105,000 Georgia-Pacific Corp. debs. 9 1/2s, 2011                                              1,060,800
            990,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                836,550
            160,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                150,400
            290,000 Georgia-Pacific Corp. 144A sr. notes 8 7/8s, 2010                                       287,100
            235,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                      127,194
            300,000 Hercules, Inc. bank term loan FRN Ser. B, 4.66s, 2007
                    (acquired 12/17/02, cost $299,250) (RES)                                                300,000
          2,065,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         2,312,800
            577,119 Huntsman Corp. bank term loan FRN Ser. A, 6.004s, 2007
                    (acquired various dates from 3/1/02 to 7/17/02,
                    cost $467,029) (RES)                                                                    479,971
            276,850 Huntsman Corp. bank term loan FRN Ser. B, 7.438s, 2007
                    (acquired various dates from 3/1/02 to 7/17/02,
                    cost $224,038) (RES)                                                                    230,247
          1,655,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         1,373,650
          2,025,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                      465,750
EUR         695,000 Huntsman International, LLC sr. sub. notes Ser. EXCH,
                    10 1/8s, 2009                                                                           551,998
           $500,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 535,000
            832,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 894,400
            320,000 IMC Global, Inc. 144A sr. notes 11 1/4s, 2011                                           345,600
          1,910,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                               2,000,725
            320,000 ISP Holdings, Inc. sec. sr. notes Ser. B, 10 5/8s, 2009                                 308,800
             80,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006 (In default) (NON)                                                         50,000
          2,360,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2049 (In default) (NON)                                                        129,800
             60,000 Louisiana-Pacific Corp. sr. notes 8 7/8s, 2010                                           64,800
            472,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                    512,120
            445,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                               431,650
            250,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                        233,750
             95,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    88,825
          1,040,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                      878,800
            850,000 Lyondell Chemical Co. 144A sec. notes 9 1/2s, 2008                                      769,250
EUR       1,110,000 MDP Acquisitions PLC sr. notes Ser. REGS, 10 1/8s,
                    2012 (Ireland)                                                                        1,197,320
EUR         310,000 Messer Griesheim Holdings AG sr. notes 10 3/8s,
                    2011 (Germany)                                                                          347,030
         $1,610,000 Millennium America, Inc. company guaranty 9 1/4s, 2008                                1,682,450
            455,000 Millennium America, Inc. company guaranty 7s, 2006                                      445,900
            630,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             638,663
            120,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        120,900
            460,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        466,325
            630,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         693,000
          1,315,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                            881,050
            670,000 Oregon Steel Mills, Inc. company guaranty 10s, 2009                                     633,150
            484,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            508,805
          1,630,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,670,750
            609,379 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  414,378
            260,000 Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                               272,019
            203,126 Pioneer Cos., Inc. sec. FRN 4.9s, 2006                                                  138,126
            330,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007
                    (In default) (NON)                                                                       66,000
            160,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                  32,000
          1,095,000 Potlatch Corp. company guaranty 10s, 2011                                             1,190,813
          1,620,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   1,344,600
            398,000 Riverwood International Corp. bank term loan FRN Ser. C,
                    4.492s, 2007 (acquired 4/24/02, cost $406,181) (RES)                                    396,694
            400,000 Riverwood International Corp. bank term loan FRN Ser. C,
                    3.861s, 2008 (acquired 4/24/02, cost $400,000) (RES)                                    398,250
          2,355,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         2,366,775
          1,210,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             931,700
            830,000 Salt Holdings Corp. 144A sr. notes stepped-coupon zero %
                    (12 3/4s, 12/15/07), 2012 (STP)                                                         489,700
            365,000 Smurfit-Stone Container Corp. company guaranty 8 1/4s, 2012                             375,038
          1,040,000 Solutia, Inc. company guaranty 11 1/4s, 2009                                            873,600
          1,340,000 Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                    1,400,300
            194,941 Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                     155,953
          1,090,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          1,171,750
            490,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            519,400
          1,050,000 Stone Container Corp. sr. notes 8 3/8s, 2012                                          1,086,750
            460,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                  487,600
          1,210,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         1,210,000
            210,000 Tembec Industries, Inc. company guaranty 8 1/2s,
                    2011 (Canada)                                                                           209,475
             70,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   44,800
            280,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          179,200
            515,000 Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                       412,000
             50,000 United States Steel, LLC sr. notes 10 3/4s, 2008                                         49,500
            710,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             191,700
             55,000 Weirton Steel Corp. sr. notes FRN 10s, 2008                                               6,875
          1,290,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       38,700
            570,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       444,600
                                                                                                      -------------
                                                                                                         55,645,800

Building Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,510,000 American Standard Cos., Inc. company guaranty 7 5/8s, 2010                            1,610,038
            100,000 American Standard Cos., Inc. company guaranty 7 1/8s, 2003                              100,000
            445,000 Atrium Cos., Inc. company guaranty Ser. B, 10 1/2s, 2009                                439,438
            450,000 Building Materials Corp. company guaranty 8s, 2008                                      353,250
          1,230,000 Dayton Superior Corp. company guaranty 13s, 2009                                      1,082,400
            246,875 NCI Building Systems, Inc. bank term loan FRN Ser. B, 4.4s,
                    2008 (acquired 9/4/02, cost $246,875) (RES)                                             247,492
          1,960,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                     453,250
          1,185,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                     274,031
                                                                                                      -------------
                                                                                                          4,559,899

Capital Goods (4.5%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Advanced Glass Fiber Yarns bank term loan FRN Ser. A,
                    6 3/4s, 2004 (acquired 9/12/02, cost $245,237) (RES)                                    210,000
            310,000 Advanced Glass Fiber Yarns sr. sub. notes 9 7/8s, 2009
                    (In default) (NON)                                                                       15,500
            968,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        861,520
            362,600 Alliant Techsystems, Inc. bank term loan FRN Ser. C, 3.688s,
                    2009 (acquired 5/7/02, cost $362,600) (RES)                                             363,008
             54,358 Allied Waste Industries, Inc. bank term loan FRN 4.438s, 2007
                    (acquired 2/27/02, cost $53,679) (RES)                                                   54,095
            450,509 Allied Waste Industries, Inc. bank term loan FRN 4.188s, 2006
                    (acquired various dates from 10/22/01 to 2/27/02,
                    cost $443,167) (RES)                                                                    448,337
            800,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    10s, 2009                                                                               794,000
            545,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 7/8s, 2008                                                                            558,625
          1,610,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 1/2s, 2008                                                                          1,626,100
            105,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            103,688
          1,975,000 Allied Waste North America, Inc. 144A company guaranty
                    9 1/4s, 2012                                                                          2,039,188
            280,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         264,600
            540,000 Amkor Technologies, Inc. Structured Notes (issued by STEERS
                    Credit Linked Trust 2000) 12.58s, 2005                                                  426,600
            880,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                           550,000
            120,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    93,600
          1,750,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    1,365,000
            900,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          711,000
            185,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                  138,750
          1,400,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    1,064,000
            770,000 Berry Plastics Corp. company guaranty 10 3/4s, 2012                                     816,200
          1,635,000 Blount, Inc. company guaranty 13s, 2009                                               1,017,788
            390,000 Blount, Inc. company guaranty 7s, 2005                                                  327,600
            770,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         833,525
          2,300,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                     1,863,000
            880,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                 814,000
            187,500 Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.63s,
                    2010 (acquired 1/22/03, cost $187,500) (RES)                                            187,313
EUR         160,000 Crown Cork & Seal Finance SA company guaranty 6s,
                    2004 (France)                                                                           161,424
         $1,310,000 Decrane Aircraft Holdings Co. company guaranty Ser. B,
                    12s, 2008                                                                               681,200
            850,000 Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                          858,500
            129,570 Flowserve Corp. bank term loan FRN Ser. C, 4.188s, 2009
                    (acquired 4/30/02, cost $129,570) (RES)                                                 128,899
            705,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          775,500
EUR         135,000 Flowserve Finance BV company guaranty 12 1/4s,
                    2010 (Netherlands)                                                                      157,936
           $135,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                    81,675
          1,030,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                890,950
            730,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  211,700
            775,000 IESI Corp. company guaranty 10 1/4s, 2012                                               767,250
            650,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (In default) (NON) (STP)                                            13,000
            490,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            269,500
            600,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 339,000
            420,000 K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                438,900
            520,000 K&F Industries, Inc. 144A sr. sub. notes 9 5/8s, 2010                                   543,400
          1,310,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,359,125
          1,000,000 L-3 Communications Corp. Structured Notes, 8.82s, 2009
                    (Issued by COUNTS Trust, Series 2001)                                                 1,000,000
            555,000 Laidlaw, Inc. debs. 8 3/4s, 2025 (Canada) (In default) (NON)                            265,013
            170,000 Laidlaw, Inc. debs. 8 1/4s, 2023 (Canada) (In default) (NON)                             84,575
          1,750,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                             861,875
            445,000 Manitowoc Co., Inc. (The) 144A sr. sub. notes 10 1/2s, 2012                             467,250
            472,438 Michigan Electric Transmission Co./Michigan Electric
                    Transmission, Inc. bank term loan FRN Ser. B, 3.84s, 2007
                    (acquired various dates from 4/22/02 to 5/3/02,
                    cost $474,688) (RES)                                                                    470,666
            570,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             574,275
          1,435,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                1,291,500
          1,455,000 Owens-Brockway Glass company guaranty 8 7/8s, 2009                                    1,476,825
            765,000 Owens-Brockway Glass 144A sec. sr. notes 8 3/4s, 2012                                   768,825
            190,000 Owens-Brockway Glass 144A sec. sr. notes 8 3/4s, 2012                                   190,950
            330,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               322,575
            825,000 Pliant Corp. company guaranty 13s, 2010                                                 709,500
            195,000 Pliant Corp. sr. sub. notes 13s, 2010                                                   167,700
            415,000 Remington Arms Co., Inc. 144A company guaranty
                    10 1/2s, 2011                                                                           429,525
            410,000 Rexnord Corp. 144A sr. sub. notes 10 1/8s, 2012                                         430,500
            930,000 Roller Bearing Co. of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                            837,000
             63,961 SPX Corp. bank term loan FRN Ser. B, 3.688s, 2009
                    (acquired 7/23/02, cost $63,961) (RES)                                                   63,650
            106,548 SPX Corp. bank term loan FRN Ser. C, 3.938s, 2010
                    (acquired 7/23/02, cost $106,548) (RES)                                                 106,028
            335,000 Sweetheart Cup Co. sr. sub. notes 10 1/2s, 2003                                         251,250
          1,490,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,318,650
            185,000 Terex Corp. company guaranty 8 7/8s, 2008                                               170,200
          1,025,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      984,000
            370,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       344,100
            298,558 Trimas Corp. bank term loan FRN 4.438s, 2009 (acquired 6/5/02,
                    cost $298,558) (RES)                                                                    298,483
            205,000 Trimas Corp. 144A company guaranty 9 7/8s, 2012                                         202,950
            605,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                           598,950
            416,258 United Defense Industries, Inc. bank term loan FRN Ser. B, 3.6s,
                    2009 (acquired various dates from 10/19/01 to 7/1/02,
                    cost $416,289) (RES)                                                                    416,779
                                                                                                      -------------
                                                                                                         40,328,590

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            189,225 Coinmach Corp. bank term loan FRN Ser. B, 4.525s, 2009
                    (acquired 1/31/02, cost $188,988) (RES)                                                 189,047
          1,660,000 Coinmach Corp. sr. notes 9s, 2010                                                     1,743,000
                                                                                                      -------------
                                                                                                          1,932,047

Communication Services (3.6%)
-------------------------------------------------------------------------------------------------------------------
            375,000 Bell Actimedia bank term loan FRN Ser. C, 5.688s, 2010
                    (acquired 11/26/02, cost $371,250) (RES)                                                376,594
            550,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           49,500
            890,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   320,400
            400,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   124,000
          2,228,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   434,460
          1,510,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                   294,450
            660,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             528,000
            550,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      2,750
            770,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                       92,400
            456,760 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                            9,135
          1,140,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                   792,300
          1,060,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 869,200
            150,000 Crown Castle International Corp. sr. notes 9s, 2011                                     118,500
          3,080,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark)
                    (In default) (NON) (STP)                                                                  3,080
          1,220,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,000,400
            380,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                         38
            413,112 Globix Corp. company guaranty 11s, 2008 (PIK)                                           293,310
            220,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                         35,200
            125,538 Hughes Electronics bank term loan FRN 5.86s, 2003
                    (acquired 11/21/02, cost $123,655) (RES)                                                125,538
             90,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008
                    (In default) (NON)                                                                       43,200
          1,270,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               50,800
            705,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           126,900
            810,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                           105,300
            260,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            5,200
            450,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009
                    (In default) (NON)                                                                       12,375
          1,070,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s,
                    2008 (In default) (NON)                                                                  29,425
          1,260,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada) (In default) (NON)                                                         88,200
            320,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                       202,400
            975,000 Nextel Communications, Inc. bank term loan FRN Ser. A,
                    2.688s, 2007 (acquired 11/1/02, cost $850,688) (RES)                                    882,832
            187,031 Nextel Communications, Inc. bank term loan FRN Ser. B,
                    4.813s, 2008 (acquired 12/19/02, cost $172,957) (RES)                                   175,275
            187,031 Nextel Communications, Inc. bank term loan FRN Ser. C,
                    5.063s, 2008 (acquired 12/19/02, cost $172,957) (RES)                                   175,275
          1,495,000 Nextel Communications, Inc. sr. disc. notes 9 3/4s, 2007                              1,465,100
             25,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.95s, 2/15/03), 2008 (STP)                                                      24,500
          1,230,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       1,266,900
          2,075,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    1,997,188
             80,000 Nextel Communications, Inc. 144A sr. disc. notes zero %, 2007                            80,000
          2,205,000 Nextel Partners, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 2/1/04), 2009 (STP)                                                             1,786,050
            270,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                           260,550
            990,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                      198,000
            690,000 PanAmSat Corp. bank term loan FRN Ser. B, 4.84s, 2009
                    (acquired 2/21/02, cost $689,138) (RES)                                                 677,494
          1,160,000 PanAmSat Corp. company guaranty 8 1/2s, 2012                                          1,125,200
             10,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                                 7,900
          1,060,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                               771,150
            270,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                               195,750
            680,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/4s, 2008                                                                            557,600
          1,210,000 Qwest Corp. 144A notes 8 7/8s, 2012                                                   1,246,300
          2,807,000 Qwest Services Corp. 144A notes 13 1/2s, 2010                                         2,947,350
            168,564 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010
                    (In default) (NON)                                                                        3,371
          1,075,000 Rogers Cantel, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                                  956,750
            450,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  436,500
            420,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                262,500
            152,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       168,720
             45,000 Telecorp PCS, Inc. company guaranty stepped-coupon
                    zero % (11 5/8s, 4/15/04), 2009 (STP)                                                    43,088
          2,940,000 Telus Corp. notes 8s, 2011 (Canada)                                                   2,881,200
          1,625,000 Telus Corp. notes 7 1/2s, 2007 (Canada)                                               1,590,469
            300,000 Time Warner Telecom, Inc. bank term loan FRN Ser. B,
                    5.45s, 2009 (acquired 1/15/03, cost $262,500) (RES)                                     252,000
            855,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       513,000
            470,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        274,950
            130,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                          109,200
          1,180,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          955,800
            500,000 Triton PCS, Inc. company guaranty zero %, 2008                                          435,000
            710,000 TSI Telecommunication Services, Inc. company guaranty
                    Ser. B, 12 3/4s, 2009                                                                   607,050
            550,000 U S West, Inc. notes 5 5/8s, 2008                                                       484,000
          2,310,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                       138,600
          1,250,000 US UnWired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                           128,125
            210,000 US West Capital Funding, Inc. company guaranty 6 7/8s, 2028                             142,275
            565,000 US West Capital Funding, Inc. company guaranty 6 1/4s, 2005                             457,650
                                                                                                      -------------
                                                                                                         32,813,717

Conglomerates (0.5%)
-------------------------------------------------------------------------------------------------------------------
            230,000 Tyco International Group SA company guaranty
                    6 3/4s, 2011 (Luxembourg)                                                               217,350
          2,840,000 Tyco International Group SA company guaranty
                    6 3/8s, 2006 (Luxembourg)                                                             2,790,300
            310,000 Tyco International Group SA company guaranty
                    6 3/8s, 2005 (Luxembourg)                                                               306,900
          1,190,000 Tyco International Group SA notes 6 3/8s, 2011
                    (Luxembourg)                                                                          1,106,700
                                                                                                      -------------
                                                                                                          4,421,250

Consumer (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,185,000 Icon Health & Fitness company guaranty 11 1/4s, 2012                                  1,167,225
            343,335 Jostens, Inc. bank term loan FRN Ser. C, 4.15s, 2009
                    (acquired 7/30/02, cost $343,335) (RES)                                                 342,977
          1,230,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            1,386,825
          2,330,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,968,850
                                                                                                      -------------
                                                                                                          4,865,877

Consumer Staples (8.2%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Acme Communications, Inc. sr. disc. notes Ser. B, 12s, 2005                              70,525
          1,440,000 Acme Television company guaranty 10 7/8s, 2004                                        1,472,400
            256,985 Adams Outdoor Advertising bank term loan FRN Ser. B,
                    4.87s, 2008 (acquired 8/1/01, cost $256,663) (RES)                                      257,199
            110,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s, 2005
                    (In default) (NON)                                                                       45,650
            560,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010
                    (In default) (NON)                                                                      240,800
             25,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011
                    (In default) (NON)                                                                       11,125
             75,000 Adelphia Communications Corp. sr. notes 9 3/8s, 2009
                    (In default) (NON)                                                                       32,250
             35,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009
                    (In default) (NON)                                                                       14,700
             30,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008
                    (In default) (NON)                                                                       12,600
          1,790,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009
                    (In default) (NON)                                                                      742,850
          2,155,000 Affinity Group Holdings sr. notes 11s, 2007                                           2,149,613
            735,000 AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012                                     701,925
            260,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     248,300
            990,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     945,450
            493,861 American Seafood Group, LLC bank term loan FRN Ser. B,
                    4.667s, 2009 (acquired 4/11/02, cost $493,367) (RES)                                    495,095
            314,237 AMF Bowling Worldwide bank term loan FRN Ser. B, 6.069s,
                    2008 (acquired 3/1/02, cost $313,452) (RES)                                             312,666
            444,117 Archibald Candy Corp. company guaranty 10s, 2007 (PIK)                                  377,499
            890,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  965,650
            315,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  129,150
          1,010,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             414,100
            535,000 Brand Services, Inc. 144A sr. sub. notes 12s, 2012                                      577,800
            310,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        334,800
          2,320,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      2,366,400
            299,152 Carmike Cinemas, Inc. bank term loan FRN Ser. B, 7 3/4s, 2005
                    (acquired 10/4/02, cost $291,934) (RES)                                                 294,166
          1,120,000 Century Cable Holdings bank term loan FRN 6 1/4s, 2009
                    (acquired various dates from 5/22/02 to 6/11/02,
                    cost $980,796) (RES)                                                                    811,440
          2,200,000 Chancellor Media Corp. company guaranty 8s, 2008                                      2,409,000
            250,000 Charter Communications Holdings, LLC bank term loan FRN
                    Ser. B, 4.12s, 2008 (acquired 1/9/03, cost $217,188) (RES)                              210,597
            235,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                               71,675
          1,340,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                              438,850
            865,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                              328,700
          2,180,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 11 1/8s, 2011                                                               1,068,200
          1,195,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 10 3/4s, 2009                                                                 573,600
            585,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 10 1/4s, 2010                                                                 286,650
          1,060,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 10s, 2011                                                                     519,400
            795,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 9 5/8s, 2009                                                                  385,575
            140,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 8 5/8s, 2009                                                                   67,900
            130,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 8 1/4s, 2007                                                                   63,050
          1,805,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                1,732,800
            210,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                213,150
            420,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                            432,600
            595,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          599,463
          2,575,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                             2,497,750
            240,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4.438s, 2007
                    (acquired 3/20/02, cost $240,000) (RES)                                                 241,150
            240,000 Dean Foods Co. sr. notes 6 5/8s, 2009                                                   240,000
            310,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   323,175
            780,000 Del Monte Corp. 144A sr. sub. notes 8 5/8s, 2012                                        803,400
            375,000 Del Monte Foods Co. bank term loan FRN Ser. B, 5.117s, 2010
                    (acquired 12/16/02, cost $373,125) (RES)                                                377,344
            753,830 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                           15,077
EUR       2,042,070 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                        22,413
         $3,586,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                  35,860
          1,150,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                          925,750
            585,000 Dole Food Co. notes 6 3/8s, 2005                                                        623,025
            715,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   761,475
            560,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                380,800
          4,135,000 Echostar DBS Corp. sr. notes 10 3/8s, 2007                                            4,445,125
          1,565,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,643,250
          2,130,000 Echostar DBS Corp. sr. notes 9 1/8s, 2009                                             2,247,150
            450,000 Emmis Communications Corp. bank term loan FRN Ser. C,
                    3 5/8s, 2009 (acquired 6/20/02, cost $449,438) (RES)                                    451,781
            335,000 Emmis Communications Corp. company guaranty Ser. B,
                    8 1/8s, 2009                                                                            345,050
            433,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   355,060
            865,000 Fleming Cos., Inc. company guaranty 10 1/8s, 2008                                       614,150
            405,000 Fleming Cos., Inc. company guaranty 9 7/8s, 2012                                        162,000
            720,000 Fleming Cos., Inc. sr. notes 9 1/4s, 2010                                               489,600
            290,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          279,850
            325,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 316,875
            190,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                 173,850
            840,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  747,600
          1,130,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  952,025
            585,000 Gray Television, Inc. company guaranty 9 1/4s, 2011                                     621,563
            620,000 Insight Communications Co., Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                   387,500
            105,000 Insight Midwest LP/Insight Capital, Inc. bank term loan FRN
                    4.563s, 2009 (acquired 11/5/01, cost $104,803) (RES)                                    101,404
            135,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 9 3/4s, 2009                         129,263
             49,000 Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                             29,400
            555,000 Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                               299,700
          1,390,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,417,800
            170,000 LIN Holdings Corp. 144A sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               176,800
            350,000 LIN Television Corp. company guaranty 8s, 2008                                          371,000
            450,000 MGM Studios bank term loan FRN 4.39s, 2008 (acquired 6/10/02,
                    cost $450,000) (RES)                                                                    447,047
          1,270,000 News America Holdings, Inc. company guaranty 9 1/4s, 2013                             1,541,459
          1,560,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         1,560,000
            465,000 Olympus Cable bank term loan FRN Ser. B, 6 1/4s, 2010
                    (acquired various dates from 6/20/02 to 11/6/02,
                    cost $374,206) (RES)                                                                    372,930
            910,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006
                    (In default) (NON)                                                                        9,100
            510,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               357,000
            298,500 Playtex Products, Inc. bank term loan FRN 3.63s, 2009
                    (acquired 6/3/02, cost $298,500) (RES)                                                  297,287
            865,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    947,175
            630,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                38,588
            900,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        963,000
            365,000 Premier Parks, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 4/1/03), 2008 (STP)                                                               350,400
            390,000 Premier Parks, Inc. sr. notes 10s, 2007                                                 376,350
          2,658,731 Quorum Broadcast Holdings, LLC notes stepped-coupon
                    zero % (15s, 5/15/06), 2009 (STP)                                                     1,657,453
          1,355,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005
                    (In default) (NON)                                                                      542,000
            182,333 Rayovac Corp. bank term loan FRN Ser. B, 5.134s, 2009
                    (acquired 9/26/02, cost $182,151) (RES)                                                 181,991
            502,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             120,480
            560,000 Regal Cinemas, Inc. company guaranty Ser. B, 9 3/8s, 2012                               588,000
            640,000 Revlon Consumer Products sr. notes 9s, 2006                                             387,200
            500,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         305,000
            945,000 Rite Aid Corp. notes 7 1/8s, 2007                                                       803,250
            260,000 Rite Aid Corp. sr. notes 7 5/8s, 2005                                                   237,900
            780,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          819,000
            297,752 Roundy's, Inc. bank term loan FRN 4.165s, 2009
                    (acquired 6/3/02, cost $297,752) (RES)                                                  297,752
            760,000 Sbarro, Inc. company guaranty 11s, 2009                                                 703,000
            670,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          713,550
            459,967 Shoppers Drug Mart bank term loan FRN Ser. F, 3.417s,
                    2009 (acquired various dates from 5/22/02 to 5/29/02,
                    cost $461,704) (RES)                                                                    460,082
          1,120,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        112
            300,000 Sinclair Broadcast Group, Inc. bank term loan FRN Ser. B,
                    3.63s, 2010 (acquired 12/19/02, cost $300,000) (RES)                                    300,214
            440,000 Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                            470,800
            525,000 Sinclair Broadcast Group, Inc. 144A company guaranty 8s, 2012                           540,750
            281,250 Six Flags, Inc. bank term loan FRN Ser. B, 3.63s, 2009
                    (acquired 1/15/03, cost $280,898) (RES)                                                 278,438
            210,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  201,075
          3,360,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                3,124,800
             80,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               78,400
            190,000 Southland Corp. sr. sub. debs. 5s, 2003                                                 186,200
            324,855 Suiza Foods Corp. bank term loan FRN Ser. B, 3.65s, 2008
                    (acquired 12/10/01, cost $327,021) (RES)                                                324,307
          1,840,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom) (In default) (NON)                                                     349,600
            300,000 TeleWest Communications PLC debs. 9 5/8s, 2006
                    (United Kingdom) (In default) (NON)                                                      57,000
            255,000 TeleWest Communications PLC sr. notes Ser. S, 9 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                      51,000
            105,000 TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                    (United Kingdom) (In default) (NON)                                                      19,950
          1,880,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)
                    (In default) (NON)                                                                      131,600
          3,010,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (In default) (NON) (STP)                          210,700
            180,000 United Pan-Europe NV 144A bonds 10 7/8s, 2009 (Netherlands)
                    (In default) (NON)                                                                       18,000
            400,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                           396,000
          1,220,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                 207,400
            945,000 Williams Scotsman, Inc. company guaranty 9 7/8s, 2007                                   888,300
          1,663,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                   1,667,158
            113,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                          110,740
             50,000 Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                                 54,750
            370,000 Yum! Brands, Inc. sr. notes 8 1/2s, 2006                                                395,900
          1,470,000 Yum! Brands, Inc. sr. notes 7.65s, 2008                                               1,543,500
            375,000 Yum! Brands, Inc. sr. notes 7.45s, 2005                                                 395,625
                                                                                                      -------------
                                                                                                         74,509,691

Energy (3.5%)
-------------------------------------------------------------------------------------------------------------------
            990,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             1,039,500
            890,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         938,950
          1,280,000 Chesapeake Energy Corp. company guaranty 9s, 2012                                     1,372,800
          1,055,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                 1,105,113
            215,000 Chesapeake Energy Corp. sr. notes Ser. B, 8 1/2s, 2012                                  224,675
          1,220,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                               1,311,500
            180,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                               187,200
            975,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             987,188
            160,000 El Paso Energy Partners LP company guaranty Ser. B,
                    8 1/2s, 2011                                                                            156,000
            150,000 El Paso Energy Partners LP 144A company guaranty 8 1/2s, 2011                           146,250
            560,000 Encore Acquisition Co. company guaranty 8 3/8s, 2012                                    588,000
            570,000 Forest Oil Corp. company guaranty 7 3/4s, 2014                                          575,700
            420,000 Forest Oil Corp. sr. notes 8s, 2011                                                     438,900
            420,000 Forest Oil Corp. sr. notes 8s, 2008                                                     438,900
            545,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                574,975
            450,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              454,500
            215,000 Magnum Hunter Resources, Inc. company guaranty 9.6s, 2012                               230,050
            670,000 Mission Resources Corp. company guaranty Ser. C, 10 7/8s, 2007                          408,700
            980,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       1,048,600
            755,000 Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                              770,100
          2,190,000 Petronas Capital, Ltd. 144A company guaranty 7 7/8s,
                    2022 (Malaysia)                                                                       2,362,572
          1,735,000 Petronas Capital, Ltd. 144A company guaranty 7s,
                    2012 (Malaysia)                                                                       1,882,475
          3,500,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           4,175,350
            160,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                             162,635
            525,000 Plains All American Pipeline LP/Plains All American Finance
                    Corp. company guaranty 7 3/4s, 2012                                                     548,625
            800,000 Plans Exploration & Production Co. company guaranty Ser. B,
                    8 3/4s, 2012                                                                            840,000
            920,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  984,400
          1,110,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 1,154,400
            420,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005
                    (In default) (NON)                                                                       46,200
            210,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        217,350
          1,000,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                        1,037,500
            460,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                           462,300
            660,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                            653,400
          1,030,000 Trico Marine Services, Inc. company guaranty 8 7/8s, 2012                               947,600
            900,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                          949,500
            605,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     635,250
            205,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                     203,975
            510,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                  538,050
            460,000 Westport Resources Corp. 144A sr. sub. notes 8 1/4s, 2011                               485,300
            260,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                 276,250
            440,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               459,800
                                                                                                      -------------
                                                                                                         32,020,533

Financial (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,470,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                 790,125
            700,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                  702,625
             42,576 Comdisco Holding Co., Inc./Comdisco, Inc. sec. notes Ser. B,
                    11s, 2005                                                                                41,937
            530,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009
                    (In default) (NON)                                                                      127,200
            170,000 Crescent Real Estate Equities LP FRN 7 1/2s, 2007 (R)                                   169,150
          1,410,000 Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                           1,480,500
          3,046,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 1,104,175
            331,920 Hilb, Rogal & Hamilton Co. bank term loan FRN 4.188s, 2007
                    (acquired 6/20/02, cost $331,920) (RES)                                                 333,165
            420,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005 (In default) (NON)                  1,050
            980,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                      1,029,000
            338,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)               23,660
             81,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                82,316
          1,070,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       1,070,000
          2,890,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,251,250
            880,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     884,641
            612,243 Veridian Corp. bank term loan FRN 4.773s, 2008
                    (acquired 9/20/02, cost $612,243) (RES)                                                 613,315
            760,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                          741,000
            135,000 Yell Finance BV sr. notes 10 3/4s, 2011 (Netherlands)                                   147,150
                                                                                                      -------------
                                                                                                         12,592,259

Gaming & Lottery (3.2%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                           6,500
            470,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  501,725
            900,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        972,000
            230,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               243,800
            500,000 Borgata Resorts bank term loan FRN 5.501s, 2007
                    (acquired 6/5/02, cost $498,750) (RES)                                                  495,000
          1,050,000 Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                         1,097,250
            420,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                              443,100
            935,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    984,088
            310,000 Herbst Gaming, Inc. 144A sec. sr. notes 10 3/4s, 2008                                   327,050
          1,420,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,522,950
            705,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              627,450
          1,250,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                               1,321,875
          1,010,000 International Game Technology sr. notes 8 3/8s, 2009                                  1,161,500
          2,300,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,426,500
          1,305,000 Majestic Investor Holdings/Capital Corp. company guaranty
                    11.653s, 2007                                                                         1,239,750
            110,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            122,100
             90,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                        96,075
          2,730,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        2,968,875
            680,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                                 688,500
             75,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   78,188
          1,090,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           1,133,600
            270,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             280,800
            980,000 Mohegan Tribal Gaming Authority sr. sub. notes 8s, 2012                               1,009,400
          1,300,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                 1,329,250
            655,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              694,300
            155,000 Park Place Entertainment Corp. sr. sub. notes 8 1/8s, 2011                              160,619
            200,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                       220,000
          1,465,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                1,523,600
            305,000 Pinnacle Entertainment, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                        275,263
          1,040,000 Resorts International Hotel and Casino, Inc. company guaranty
                    11 1/2s, 2009                                                                           951,600
            465,000 Riviera Holdings Corp. company guaranty 11s, 2010                                       409,200
            375,000 Scientific Gaming bank term loan FRN Ser. B, 4.85s, 2008
                    (acquired 12/11/02, cost $373,125) (RES)                                                374,375
          1,010,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          1,065,550
             50,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        53,500
            570,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                           438,900
            130,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 127,400
          1,955,000 Venetian Casino Resort, LLC company guaranty 11s, 2010                                2,028,313
            135,000 Wheeling Island Gaming, Inc. company guaranty 10 1/8s, 2009                             136,350
                                                                                                      -------------
                                                                                                         29,536,296

Health Care (3.9%)
-------------------------------------------------------------------------------------------------------------------
            237,003 Accredo Health, Inc. bank term loan FRN Ser. B, 4.12s, 2009
                    (acquired 3/20/02, cost $236,766) (RES)                                                 237,003
            225,000 Advanced Medical Optics, Inc. bank term loan FRN 4.64s, 2008
                    (acquired 6/17/02, cost $224,719) (RES)                                                 225,113
          1,040,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                         1,180,400
            490,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         502,250
            350,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           344,750
          2,392,600 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 2,207,174
             19,000 Alderwoods Group, Inc. company guaranty 11s, 2007                                        19,000
            966,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     951,510
            780,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          832,650
            605,000 AmerisourceBergen Corp. 144A sr. notes 7 1/4s, 2012                                     621,638
            510,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         563,550
          1,210,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                    1,240,250
            448,875 Community Health Systems, Inc. bank term loan FRN Ser. B,
                    3.93s, 2010 (acquired 7/11/02, cost $448,875) (RES)                                     446,280
          1,270,000 Conmed Corp. company guaranty 9s, 2008                                                1,308,100
            255,000 Dade Behring, Inc. company guaranty 11.91s, 2010                                        278,588
            444,607 DaVita, Inc. bank term loan FRN Ser. B, 4.604s, 2009
                    (acquired 4/26/02, cost $444,051) (RES)                                                 444,969
            690,000 Extendicare Health Services, Inc. company guaranty
                    9 1/2s, 2010                                                                            655,500
             52,272 Genesis Health Ventures, Inc. sec. notes FRN 6.38s, 2007                                 51,749
            835,000 Hanger Orthopedic Group, Inc. company guaranty
                    10 3/8s, 2009                                                                           880,925
            205,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              214,225
            920,000 HCA, Inc. debs. 7.19s, 2015                                                             988,494
            750,000 HCA, Inc. med. term notes 7.69s, 2025                                                   794,768
            520,000 HCA, Inc. notes 8 3/4s, 2010                                                            591,521
            350,000 HCA, Inc. notes 8.36s, 2024                                                             391,679
          1,385,000 HCA, Inc. notes 7s, 2007                                                              1,484,194
          1,990,000 Healthsouth Corp. notes 7 5/8s, 2012                                                  1,741,250
            840,000 Healthsouth Corp. sr. notes 8 1/2s, 2008                                                751,800
            340,000 Healthsouth Corp. sr. notes 8 3/8s, 2011                                                299,200
              5,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                            4,400
            560,000 IASIS Healthcare Corp. company guaranty 13s, 2009                                       610,400
          1,260,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                       26,775
            620,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                       13,175
            257,899 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 4.15s, 2005
                    (acquired 11/5/01, cost $258,221) (RES)                                                 257,039
          1,015,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                          1,065,750
          1,855,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008 (In default) (NON)               435,925
            365,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                              299,300
          1,070,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                10,700
            940,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                     94
          1,070,000 MedQuest, Inc. 144A sr. sub. notes 11 7/8s, 2012                                      1,021,850
          2,690,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          53,800
            800,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                    856,000
          1,575,000 PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                        1,702,969
          1,120,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                              1,120,000
            390,000 Service Corp. International debs. 7 7/8s, 2013                                          359,775
            115,000 Service Corp. International notes 7.7s, 2009                                            109,250
            105,000 Service Corp. International notes 7.2s, 2006                                            101,850
            155,000 Service Corp. International notes 6 1/2s, 2008                                          143,375
          1,435,000 Service Corp. International notes 6s, 2005                                            1,395,538
            370,000 Service Corp. International notes Ser. (a), 7.7s, 2009                                  349,650
          1,010,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                         1,121,100
            360,000 Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                           342,900
            555,000 Tenet Healthcare Corp. sr. notes 6 3/8s, 2011                                           527,250
            180,000 Tenet Healthcare Corp. sr. notes 5 3/8s, 2006                                           173,700
          2,785,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           3,021,725
            135,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             143,775
                                                                                                      -------------
                                                                                                         35,516,595

Homebuilding (1.1%)
-------------------------------------------------------------------------------------------------------------------
            610,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    637,450
            390,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                         400,725
             10,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              10,200
            880,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                877,800
            780,000 Del Webb Corp. sr. sub. debs 9 3/8s, 2009                                               818,025
            630,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           686,700
            155,000 K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                            154,225
            180,000 K. Hovnanian Enterprises, Inc. company guaranty 8s, 2012                                180,000
            860,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     926,650
            320,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       367,200
            720,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     799,200
            120,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            124,950
          1,130,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             1,248,650
            180,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          184,500
            615,000 Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                      647,288
             50,000 Schuler Homes, Inc. company guaranty 9s, 2008                                            51,875
            215,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           226,825
            590,000 Toll Corp. company guaranty 8 1/8s, 2009                                                604,750
            170,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  175,525
            100,000 WCI Communities, Inc. company guaranty 10 5/8s, 2011                                     98,500
            840,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                     756,000
                                                                                                      -------------
                                                                                                          9,977,038

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Sealy Mattress Co. company guaranty Ser. B, zero %, 2002                              1,020,000
          1,220,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,213,900
                                                                                                      -------------
                                                                                                          2,233,900

Lodging/Tourism (1.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Capstar Hotel Co. sr. sub. notes 8 3/4s, 2007                                            33,500
          1,807,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   1,743,755
            457,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                     425,010
          1,175,000 Hilton Hotels Corp. notes 7 5/8s, 2012                                                1,157,375
          6,720,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            6,283,200
            345,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      332,063
            920,000 ITT Corp. notes 6 3/4s, 2005                                                            925,750
          2,085,000 John Q. Hammons Hotels LP/John Q. Hammons Hotels
                    Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012                                      2,116,275
            275,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                            224,125
            720,000 RFS Partnership LP company guaranty 9 3/4s, 2012                                        730,800
            410,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes
                    7 7/8s, 2012                                                                            405,900
            260,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes
                    7 3/8s, 2007                                                                            259,350
                                                                                                      -------------
                                                                                                         14,637,103

Publishing (1.9%)
-------------------------------------------------------------------------------------------------------------------
            365,000 American Media, Inc. 144A sr. sub. notes 8 7/8s, 2011                                   374,125
            760,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               784,700
            290,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       295,800
            625,000 Hollinger International Publishing, Inc. 144A sr. notes 9s, 2010                        651,563
          2,548,982 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010
                    (Canada) (PIK)                                                                        2,485,257
            310,000 Houghton Mifflin Co. 144A sr. notes 9 7/8s, 2013                                        321,625
          1,135,000 Houghton Mifflin Co. 144A sr. notes 8 1/4s, 2011                                      1,157,700
            740,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011
                    (In default) (NON)                                                                       59,200
            680,000 Mail-Well I Corp. company guaranty 9 5/8s, 2012                                         612,000
          2,045,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          1,942,750
            470,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            430,050
          1,070,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  1,037,900
            300,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                 201,000
          1,380,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                 1,428,300
            375,000 RH Donnelley Finance Corp. I bank term loan FRN Ser. B,
                    5.34s, 2010 (acquired 12/4/02, cost $375,000) (RES)                                     376,781
            980,000 RH Donnelley Finance Corp. I 144A sr. notes 8 7/8s, 2010                              1,043,700
          1,135,000 RH Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                        1,245,663
            960,000 Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                     988,800
            255,000 Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                               262,650
            800,000 Von Hoffman Press, Inc. company guaranty 10 1/4s, 2009                                  760,000
            370,000 Von Hoffman Press, Inc. company guaranty FRN 10 3/8s, 2007                              292,300
            439,126 Von Hoffman Press, Inc. debs. zero %, 2009 (PIK)                                        285,432
                                                                                                      -------------
                                                                                                         17,037,296

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            670,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               690,100
            800,000 Asbury Automotive Group, Inc. company guaranty 9s, 2012                                 728,000
          1,240,000 Autonation, Inc. company guaranty 9s, 2008                                            1,289,600
            460,000 Gap, Inc. (The) notes 6.9s, 2007                                                        453,100
            520,000 Hollywood Entertainment Corp. sr. sub. notes 9 5/8s, 2011                               514,800
            210,000 JC Penney Co., Inc. debs. 7.95s, 2017                                                   196,350
            105,000 JC Penney Co., Inc. debs. 7.65s, 2016                                                    97,650
            620,000 JC Penney Co., Inc. debs. 7.4s, 2037                                                    633,950
          1,000,000 JC Penney Co., Inc. notes 9s, 2012                                                    1,045,000
            450,000 JC Penney Co., Inc. notes Ser. A MTN, 7.05s, 2005                                       464,063
            360,000 Kmart Corp. 144A notes 9 7/8s, 2008 (In default) (NON)                                   61,200
          2,190,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              2,146,200
            715,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                700,700
                                                                                                      -------------
                                                                                                          9,020,713

Technology (1.7%)
-------------------------------------------------------------------------------------------------------------------
            880,000 AMI Semiconductor, Inc. 144A sr. sub. notes 10 3/4s, 2013                               880,000
            270,000 Avaya, Inc. sec. sr. notes 11 1/8s, 2009                                                255,150
            135,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                           142,763
            305,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       322,538
            370,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              375,088
          1,890,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                       1,965,600
            100,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                             55,000
          3,360,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                           1,848,000
            515,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                            401,700
            920,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              763,600
          1,460,000 Nortel Networks Corp. notes 6 1/8s, 2006 (Canada)                                     1,248,300
            470,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                  376,000
            370,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               203,963
            855,000 Seagate Technology Hdd Holdings company guaranty 8s, 2009                               891,338
          1,760,000 Sequa Corp. sr. notes 9s, 2009                                                        1,707,200
            160,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              155,200
            208,982 Telex Communications Group, Inc. sr. sub. notes Ser. A,
                    zero %, 2006                                                                            114,940
            446,628 Titan Corp. (The) bank term loan FRN Ser. B, 4.352s, 2009
                    (acquired various dates from 5/14/02 to 6/3/02,
                    cost $448,320) (RES)                                                                    445,697
            135,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                     140,400
            440,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                     453,200
            250,000 Unisys Corp. sr. notes 7 1/4s, 2005                                                     254,375
            260,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                        256,100
            785,000 Xerox Corp. notes 5 1/2s, 2003                                                          777,150
            750,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 772,500
EUR         270,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 285,734
           $250,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 247,500
                                                                                                      -------------
                                                                                                         15,339,036

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
            780,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                      62,400
          1,160,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            1,139,700
          1,035,000 Levi Strauss & Co. 144A sr. notes 12 1/4s, 2012                                       1,029,825
            695,000 Russell Corp. company guaranty 9 1/4s, 2010                                             740,175
            310,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  311,550
          1,200,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          372,000
            850,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                           937,125
                                                                                                      -------------
                                                                                                          4,592,775

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        55,000
          1,340,093 Airbus Industries 144A sinking fund Ser. D, 12.266s, 2020                               120,608
            585,000 Allied Holdings, Inc. company guaranty Ser. B, 8 5/8s, 2007                             438,750
          1,360,000 Calair, LLC/Calair Capital Corp. company guaranty
                    8 1/8s, 2008                                                                            625,600
            450,000 Continental Airlines, Inc. pass-through certificates Ser. D,
                    7.568s, 2006                                                                            202,500
          1,300,000 CSX Corp. notes 6 1/4s, 2008                                                          1,434,208
            550,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                            456,131
            359,542 Delta Air Lines, Inc. pass-through certificates Ser. C,
                    7.779s, 2012                                                                            280,443
EUR         500,000 Fixed-Link Finance BV sec. notes FRN Ser. B2-X, 7.85s, 2009
                    (Netherlands)                                                                           474,935
           $252,547 Ingram Industries bank term loan FRN 4.046s, 2008
                    (acquired 6/17/02, cost $252,547) (RES)                                                 249,391
          1,530,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                          1,683,000
          1,230,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                          1,205,400
            575,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 491,625
            770,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  523,600
          1,170,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         772,200
            360,092 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                330,280
            115,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               116,869
            150,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   94,500
            260,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          275,600
            780,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013
                    (In default) (NON)                                                                      390,000
                                                                                                      -------------
                                                                                                         10,220,640

Utilities & Power (2.0%)
-------------------------------------------------------------------------------------------------------------------
            375,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  238,125
            230,000 AES Corp. (The) sr. notes 8 3/4s, 2008                                                  154,100
          1,300,000 Allegheny Energy Supply 144A bonds 8 1/4s, 2012                                       1,014,000
            365,000 Allegheny Energy, Inc. notes 7 3/4s, 2005                                               350,400
            340,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                           159,800
            530,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   278,250
          1,795,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    816,725
          1,490,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    685,400
          1,050,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    488,250
          1,190,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                 1,017,450
            440,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 367,400
            140,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                      137,534
            880,000 Consumers Energy bank term loan FRN 6.176s, 2004
                    (acquired various dates from 9/16/02 to 9/17/02,
                    cost $844,800) (RES)                                                                    880,000
            730,000 Dynegy Holdings, Inc. sr. notes 6 7/8s, 2011                                            354,050
            520,000 Edison Mission Energy sr. notes 10s, 2008                                               280,800
            530,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                            286,200
          1,740,000 Midland Funding II Corp. debs. Ser. B, 13 1/4s, 2006                                  1,861,800
            340,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                      91,800
                186 Northeast Utilities notes Ser. A, 8.58s, 2006                                               206
          1,060,000 Oncor Electric Delivery Co. 144A notes 6 3/8s, 2012                                   1,100,699
            500,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005
                    (In default) (NON)                                                                      497,500
             25,000 Sierra Pacific Power Co. general ref. mtge. Ser. A, 8s, 2008                             23,468
            500,000 Southern California Edison Co. bank term loan FRN 4.813s,
                    2005 (acquired 2/28/02, cost $499,250) (RES)                                            497,578
          1,270,000 Southern California Edison Co. notes 8.95s, 2003                                      1,314,450
            130,000 Southern California Edison Co. notes 6 3/8s, 2006                                       122,850
          1,270,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                   685,800
          1,105,000 Western Resources, Inc. 1st mtge. 7 7/8s, 2007                                        1,138,150
            815,000 Western Resources, Inc. sr. notes 9 3/4s, 2007                                          798,700
            790,000 Williams Cos., Inc. (The) FRN Ser. A, 6 3/4s, 2006                                      643,850
            365,000 Williams Cos., Inc. (The) notes 9 1/4s, 2004                                            337,625
            800,000 Williams Cos., Inc. (The) notes 6 1/2s, 2006                                            644,000
          1,651,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                    1,320,800
                                                                                                      -------------
                                                                                                         18,587,760
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $485,151,308)                                $440,510,347

FOREIGN GOVERNMENT BONDS AND NOTES (15.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       1,941,787 Argentina (Republic of) unsub. Ser. 2018, 2.89s, 2018
                    (In default) (NON)                                                                     $402,921
USD       2,630,000 Brazil (Federal Republic of) bonds 10 1/8s, 2027                                      1,614,820
USD       3,685,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                        4,145,625
CAD      11,840,000 Canada (Government of) bonds 6s, 2011                                                 8,282,975
CAD       2,725,000 Canada (Government of) bonds 5 1/2s, 2010                                             1,853,854
CAD         930,000 Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                    629,898
USD       1,300,000 Chile (Republic of) bonds 5 1/2s, 2013                                                1,280,500
USD       1,875,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,896,563
USD         845,000 Colombia (Republic of) bonds 10 3/8s, 2033                                              764,725
USD       1,665,000 Colombia (Republic of) notes 10 3/4s, 2013                                            1,660,838
EUR         480,000 Colombia (Republic of) notes Ser. E MTN, 11 1/2s, 2011                                  510,547
USD         420,000 Colombia (Republic of) unsub. 9 3/4s, 2009                                              415,800
EUR         755,000 Colombia (Republic of) unsub. bonds Ser. 15A, 11 3/8s, 2008                             809,531
USD         820,000 Costa Rica (Republic of) 144A notes 6.914s, 2008                                        824,100
USD       1,585,000 Dominican Republic 144A notes 9.04s, 2013                                             1,585,000
USD         710,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        459,725
USD       3,430,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS,
                    6s (7s, 8/15/03), 2030 (STP)                                                          1,620,675
EUR       4,830,000 France (Government of) bonds 5 1/2s, 2010                                             5,736,139
EUR       1,080,000 France (Government of) deb. 4s, 2009                                                  1,178,870
EUR       7,200,000 Germany (Federal Republic of) bonds 5s, 2012                                          8,284,159
EUR         950,000 Germany (Federal Republic of) bonds Ser. 94, 6 1/4s, 2024                             1,229,170
EUR       6,340,000 Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                 7,509,011
EUR         530,000 Italy (Government of) treasury bonds 4 3/4s, 2006                                       599,169
NZD      12,920,000 New Zealand (Government of) bonds 6 1/2s, 2013                                        7,289,874
NZD       8,036,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                  4,630,358
USD       1,635,000 Peru (Republic of) notes 9 7/8s, 2015                                                 1,609,658
USD       1,470,000 Peru (Republic of) notes 9 1/8s, 2008                                                 1,488,375
USD       1,565,000 Philippines (Republic of) bonds 9s, 2013                                              1,521,963
USD       3,040,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            3,283,200
USD       4,805,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         3,935,295
USD       8,807,500 Russia (Federation of) 144A unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         7,213,343
USD       3,985,000 South Africa (Republic of) notes 7 3/8s, 2012                                         4,343,650
EUR         710,000 Spain (Kingdom of) bonds 5 3/4s, 2032                                                   878,255
EUR       2,360,000 Spain (Kingdom of) bonds 4.8s, 2006                                                   2,690,033
SEK      76,070,000 Sweden (Government of) bonds Ser. 1037, 8s, 2007                                     10,259,885
SEK     127,250,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                 14,633,861
USD         705,600 Ukraine (Government of) sr. notes Ser. REGS, 11s, 2007                                  748,642
GBP       4,420,000 United Kingdom treasury bonds 10s, 2003                                               7,533,506
GBP       1,055,000 United Kingdom treasury bonds 8 3/4s, 2017                                            2,542,041
GBP       1,100,000 United Kingdom treasury bonds 5s, 2012                                                1,905,590
GBP       2,800,000 United Kingdom treasury bonds 5s, 2004                                                4,687,218
USD       2,285,000 United Mexican States bonds 11 3/8s, 2016                                             3,004,775
USD       1,855,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,892,100
USD         720,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                        869,400
USD       1,055,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              666,233
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $126,502,133)                                                                $140,921,870

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government and Agency Mortgage Obligations (3.4%)
-------------------------------------------------------------------------------------------------------------------
            $74,653 Federal Home Loan Mortgage Corp. Pass-Through Certificates
                    7 1/2s, March 1, 2026                                                                   $80,041
                    Federal National Mortgage Association
         14,693,000 TBA, 7s, February 1, 2033                                                            15,473,566
          3,214,000 TBA, 6 1/2s, February 1, 2032                                                         3,348,586
             53,000 TBA, 6 1/2s, February 1, 2017                                                            56,064
                    Federal National Mortgage Association Pass-Through Certificates
            597,050 7 1/2s, with due dates from October 1, 2022 to January 1, 2030                          636,752
         10,728,206 7s, with due dates from March 1, 2028 to June 1, 2032                                11,306,963
            289,921 6 1/2s, January 1, 2028                                                                 302,493
                                                                                                      -------------
                                                                                                         31,204,465

U.S. Government and Agency Obligations (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,590,000 Fannie Mae 7 1/4s, January 15, 2010                                                   3,103,664

U.S. Treasury Obligations (6.5%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         21,600,000 7 1/2s, November 15, 2016 (SEG)                                                      27,998,158
          8,802,000 6 1/4s, May 15, 2030                                                                 10,451,345
         12,260,000 6 1/4s, August 15, 2023                                                              14,273,803
                    U.S. Treasury Notes
             55,000 4s, November 15, 2012                                                                    55,095
         20,460,000 U.S. Treasury Strip zero %, November 15, 2024                                         6,382,313
                                                                                                      -------------
                                                                                                         59,160,714
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $88,983,618)                                                                  $93,468,843

COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $432,429 Arc Net Interest Margin Trust Ser. 02-5A, Class A, 7 3/4s, 2032                        $429,647
            592,176 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A, 7 3/4s, 2032                    592,075
          6,363,607 Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
                    Interest Only (IO), 0.94s, 2017                                                         191,405
         42,775,709 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO, 0.92s, 2020                  2,429,527
          1,858,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class A2, 7s, 2011                                                                    2,013,608
         $2,814,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
                    Class B, 7s, 2011                                                                    $2,924,801
         66,499,981 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.19s, 2023                                                              2,410,624
                    Euro Loan Conduit 144A
GBP         462,778 FRN Ser. 7A, Class D, 5.69s, 2006 (United Kingdom)                                      756,590
GBP         462,778 FRN Ser. 7A, Class E, 7.44s, 2006 (United Kingdom)                                      730,121
                    Fannie Mae
         $4,637,587 Ser. 02-36, Class SJ, 16.744s, 2029                                                   5,166,636
            401,925 Ser. 98-1, Class SA, IO, 13.2s, 2024                                                     18,087
              4,295 Ser. 92-15, Class L, IO, 8s, 2022                                                        72,885
         26,986,000 7 1/2s, 2042                                                                         29,446,881
         12,059,722 Ser. 02-9, Class MS, IO, 6 3/4s, 2032                                                 1,123,062
         10,048,095 Ser. 02-36, Class QH, IO, 6.7s, 2029                                                    669,501
          3,079,902 Ser. 02-29, Class SL, IO, 6.7s, 2029                                                    156,883
          4,919,388 Ser. 02-52, Class SL, IO, 6.65s, 2032                                                   467,342
          5,107,204 Ser. 02-63, Class SN, IO, 6.65s, 2032                                                   504,336
          1,304,000 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                   46,048
          3,788,173 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    3,805,338
          4,851,593 Ser. 318, Class 2, IO, 6s, 2032                                                         946,061
          2,232,888 Ser. 01-74, Class MI, IO, 6s, 2015                                                      210,482
            608,304 Ser. 98-51, Class SG, 2.365s, 2022                                                      252,801
         23,704,583 Ser. 00-T6, IO, 0.74s, 2030                                                             514,840
          9,437,577 Ser. 318, Class 1, Principal Only (PO), zero %, 2032                                  7,893,649
            653,396 Ser. 99-51, Class N, PO, zero %, 2029                                                   570,599
            562,231 Ser. 99-52, Class MO, PO, zero %, 2026                                                  541,683
            154,605 Ser. 97-92, PO, zero %, 2025                                                            153,638
            618,981 Ser. 96-5, Class PB, PO, zero %, 2024                                                   588,806
            228,814 Ser. 93-159, Class D, PO, zero %, 2023                                                  226,526
          1,127,953 Ser. 93-146, Class H, PO, zero %, 2023                                                1,080,720
         23,947,956 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.7s, 2020                         1,889,643
                    Freddie Mac
          1,844,800 Ser. 2412, Class GS, FRN, 17.4s, 2032                                                 2,222,984
            401,552 Ser. 2028, Class SG, IO, 13.4s, 2023                                                     27,105
          1,759,150 Ser. 2478, Class SY, IO, 6.78s, 2021                                                    144,030
          4,676,663 Ser. 2448, Class SE, IO, 6.73s, 2029                                                    216,296
          3,799,300 Ser. 2448, Class SM, IO, 6.63s, 2032                                                    731,365
          1,327,769 Ser. 1717, Class L, 6 1/2s, 2024                                                      1,338,766
          2,008,400 Ser. 2515, Class IG, IO, 5.5s, 2032                                                     752,084
            277,644 Ser. 2044, Class SG, IO, 4.84s, 2023                                                      1,041
          1,899,711 Ser. 215, PO, zero %, 2031                                                            1,751,890
          1,843,846 Ser. 2235, PO, zero %, 2030                                                           1,596,655
                  5 Ser. 2078, Class KC, PO, zero %, 2023                                                         5
          1,575,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                          1,603,497
                    Government National Mortgage Association
            100,143 Ser. 02-49, Class QS, FRN, 17.5s, 2029                                                  100,612
          2,990,654 Ser. 02-36, Class SD, IO, 6.79s, 2029                                                   157,944
          4,478,666 Ser. 02-51, Class SA, IO, 6.74s, 2032                                                   252,645
          6,331,267 Ser. 01-43, Class SJ, IO, 6.24s, 2029                                                   399,661
          7,153,447 Ser. 01-43, Class SD, IO, 6.2s, 2028                                                    244,034
          9,614,581 Ser. 02-47, Class SM, IO, 4.61s, 2032                                                   540,820
          5,824,144 Ser. 02-63, Class ST, IO, 4.26s, 2024                                                   200,205
            754,522 Ser. 98-2, Class EA, PO, zero %, 2028                                                   687,931
          1,495,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 2.77s, 2041
                    (United Kingdom)                                                                      1,485,773
         $7,365,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 2.53s, 2040                                7,317,503
         14,244,865 Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, IO,
                    1.95s, 2028                                                                             939,271
          9,307,350 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    1.55s, 2012                                                                             426,102
             25,668 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                               25,824
            747,052 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     785,369
            332,281 Sasco Arc Net Interest Margin Notes Ser. 02-BC10,
                    Class A, 7 3/4s, 2033                                                                   329,260
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $94,356,177)                        $93,103,517

ASSET-BACKED SECURITIES (5.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
        $40,426,364 Ser. 02-BC1, Class A, IO, 6s, 2005                                                   $2,223,490
          3,170,000 Ser. 02-BC1, Class M2, FRN, 2.45s, 2032                                               3,047,904
            924,071 Arc Net Interest Margin Trust 144A Ser. 02-8A, Class A1,
                    7 3/4s, 2032                                                                            916,456
            426,296 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1,
                    9.32s, 2032                                                                             422,033
          2,571,000 Bank One Issuance Trust FRN Ser. 02-C1, Class C1,
                    2.33s, 2009                                                                           2,551,316
                    Bayview Financial Acquisition Trust
          1,278,084 Ser. 01-DA, Class M3, FRN, 2.75s, 2031                                                1,257,716
          1,390,000 Ser. 02-CA, Class A, IO, 10.5s, 2004                                                    125,317
          1,752,996 CDC Mortgage Capital Trust Ser. 02-HE1, Class M, FRN,
                    2.6s, 2033                                                                            1,688,355
            463,000 Chase Funding Net Interest Margin Ser. 03-1, 8 3/4s, 2036                               463,000
                    Chase Funding Net Interest Margin 144A
            327,212 Ser. 02-1, Class Note, 8 1/2s, 2035                                                     325,053
            766,406 Ser. 02-2, Class Note, 8 1/2s, 2035                                                     766,406
            217,371 Ser. 02-C1, Class Note, 8 1/2s, 2035                                                    215,936
                    Conseco Finance Securitizations Corp.
            346,000 Ser. 00-2, Class A4, 8.48s, 2021                                                        367,132
          4,310,000 Ser. 00-4, Class A6, 8.31s, 2032                                                      3,938,715
          1,535,000 Ser. 00-6, Class M2, 8.2s, 2032                                                       1,074,500
             32,000 Ser. 01-04, Class A4, 7.36s, 2019                                                        29,095
             18,000 Ser. 01-3, Class A3, 5.79s, 2024                                                         17,522
             47,000 Ser. 01-3, Class A4, 6.91s, 2033                                                         41,469
          1,436,000 Ser. 01-4, Class B1, 9.4s, 2010                                                         689,280
          4,828,401 Ser. 02-1, Class A, 6.681s, 2032                                                      4,691,342
          1,100,000 Consumer Credit Reference IDX Securities Ser. 02-1A,
                    Class A, FRB, 3.4s, 2007                                                              1,078,344
          1,301,780 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                        859,175
                    Green Tree Financial Corp.
            385,000 Ser. 95-F, Class B2, 7.1s, 2021                                                         354,441
             45,000 Ser. 99-5, Class A5, 7.86s, 2031                                                         40,967
                    Greenpoint Manufactured Housing
          3,255,306 Ser. 00-3, Class IA, 8.45s, 2031                                                      3,255,306
             50,000 Ser. 99-5, Class A4, 7.59s, 2028                                                         49,000
            456,000 GSAMP Trust Ser. 02-HE2N, Class Note, 8 1/4s, 2032                                      454,005
            371,867 Home Equity Asset Trust Ser. 02-1N, Class A, 8s, 2032                                   362,570
          1,755,000 LNR CDO, Ltd. Ser. 02-1A, Class FFL, 4.589s, 2037                                     1,597,598
          1,457,253 Madison Avenue Manufactured Housing Contract Ser. 02-A,
                    Class B1, FRN, 4.6s, 2032                                                             1,020,077
            825,962 Mid-State Trust Ser. 10, Class B, 7.54s, 2036                                           748,916
                    Morgan Stanley Dean Witter Capital I
            545,000 Ser. 01-NC3, Class B1, FRN, 3.8s, 2031                                                  503,699
          2,318,000 Ser. 01-NC4, Class B1, FRN, 3.85s, 2032                                               2,139,442
            890,000 Ser. 02-AM2, Class B1, FRN, 3.603s, 2032                                                808,648
          1,051,000 Ser. 02-NC3, Class M2, FRN, 2.653s, 2032                                              1,000,132
                    Morgan Stanley Dean Witter Capital I 144A
            222,221 Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                 222,221
            704,900 Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                  704,900
            328,503 NovaStar Caps Trust Ser. 02-C1, Class A, 7.15s, 2031                                    328,503
            975,872 Option One Mortgage Securities Corp. Ser. 02-2A, Class CFTS,
                    8.83s, 2032                                                                             975,567
            813,079 Option One Mortgage Securities Corp. 144A Ser. 02-1,
                    Class CTFS, 6 3/4s, 2032                                                                809,645
          2,070,938 Pass-Through Amortizing Credit Card Trust Ser. 02-1A,
                    Class A4FL, 7.339s, 2012                                                              2,063,172
          7,400,000 Residential Asset Mortgage Products, Inc. Ser. 03-RZ1,
                    Class A, IO, 5 3/4s, 2005                                                               640,563
            544,000 TIAA Commercial Real Estate Securitization Ser. 02-1A,
                    Class IV, 6.84s, 2037                                                                   448,970
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $49,486,995)                                    $45,317,898

PREFERRED STOCKS (1.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,377 AmeriKing, Inc. $3.25 cum. pfd. (In default) (NON) (PIK)                                    $14
             62,400 California Federal Preferred Capital Corp. Ser. A, $2.281 pfd.                        1,640,496
             31,190 Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                         1,777,830
              3,805 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               104,828
             28,919 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd.                                          2,812,372
              1,185 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            6,518
             69,460 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  695
             20,000 Doane Pet Care Co. $7.125 pfd.                                                          600,000
              1,118 Dobson Communications Corp. 13.00% pfd. (PIK)                                           670,800
                658 Dobson Communications Corp. 12.25% pfd. (PIK)                                           394,854
                540 First Republic Capital Corp. 144A 10.50% pfd.                                           567,000
                510 Granite Broadcasting Corp. 12.75% cum. pfd.                                             326,400
                 69 Leiner Health Products Ser. C, zero % pfd. (NON)                                              1
             22,867 Lodgian, Inc. Ser. A, $7.06 cum. pfd. (PIK)                                             457,340
                196 Metrocall Holdings, Inc. Ser. A, 15.00% cum. pfd.                                            12
                  2 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                1,980
              1,156 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                1,086,640
              1,703 North Atlantic Trading Co. 12.00% pfd. (PIK)                                             28,951
                 17 NTL Europe, Inc. Ser. A, zero % cum. pfd.                                                    54
                417 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    2,814,750
              1,712 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  476,058
                                                                                                      -------------
                    Total Preferred Stocks (cost $17,264,096)                                           $13,767,593

BRADY BONDS (1.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $4,500,000 Argentina (Republic of) govt. guaranty Ser. L-GP, 6s, 2023
                    (In default) (NON)                                                                   $2,058,750
          1,391,493 Brazil (Federal Republic of) bonds 8s, 2014                                             965,418
          1,065,000 Brazil (Federal Republic of) government guaranty
                    Ser. 30YR, 3.063s, 2024                                                                 660,300
          1,610,000 Brazil (Federal Republic of) govt. guaranty FRB Ser. RG,
                    3 1/4s, 2012                                                                            931,868
          1,029,000 Peru (Republic of) bonds Ser. PDI, 4s, 2017                                             800,048
          1,020,000 Peru (Republic of) coll. FLIRB 3 1/4s, 2017                                             736,950
          2,215,000 Peru (Republic of) coll. FLIRB Ser. 20YR, 4s, 2017                                    1,600,338
          1,650,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                      1,635,645
          5,714,286 Venezuela (Republic of) debs. FRB Ser. DL, 2 7/8s, 2007                               4,157,143
                                                                                                      -------------
                    Total Brady Bonds (cost $13,658,217)                                                $13,546,460

COMMON STOCKS (1.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (--%)
-------------------------------------------------------------------------------------------------------------------
             39,407 Pioneer Cos., Inc. (NON)                                                                $98,518
                368 Sterling Chemicals, Inc. (NON)                                                            9,195
                                                                                                      -------------
                                                                                                            107,713

Communication Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
                136 Arch Wireless, Inc. (NON)                                                                   305
             45,677 Arch Wireless, Inc. (NON)                                                                    46
            277,865 Celcaribe SA (Colombia)                                                                   2,779
             21,241 Covad Communications Group, Inc. 144A (NON)                                              28,251
              8,782 Equinix, Inc. (NON)                                                                      30,737
              2,423 FLAG Telecom Holdings, Ltd. (Bermuda) (NON)                                              25,397
             48,165 Globix Corp. (NON)                                                                      101,147
                228 Metrocall Holdings, Inc. (NON)                                                              399
             38,630 NTL, Inc. (NON)                                                                         539,661
              2,169 Vast Solutions, Inc. Class B1 (NON)                                                       1,085
              2,169 Vast Solutions, Inc. Class B2 (NON)                                                       1,085
              2,169 Vast Solutions, Inc. Class B3 (NON)                                                       1,085
              6,160 WilTel Communications, Inc. (NON)                                                        92,061
                                                                                                      -------------
                                                                                                            824,038

Conglomerates (--%)
-------------------------------------------------------------------------------------------------------------------
             11,334 Jasper Energy 144A                                                                          708
              2,319 York Research Corp. 144A                                                                    145
                                                                                                      -------------
                                                                                                                853

Consumer Cyclicals (0.5%)
-------------------------------------------------------------------------------------------------------------------
             27,093 Lodgian, Inc. (NON)                                                                     135,465
            160,000 Loewen Group International, Inc. (NON)                                                       16
          1,250,000 Morrison Knudsen Corp.                                                                   50,000
                234 Quorum Broadcast Holdings, Inc. Class E (NON)                                            51,008
            236,020 Regal Entertainment Group 144A                                                        4,082,674
             39,603 Safety Components International, Inc. (NON)                                             227,717
              2,437 Washington Group International, Inc. (NON)                                               39,431
                                                                                                      -------------
                                                                                                          4,586,311

Consumer Staples (0.6%)
-------------------------------------------------------------------------------------------------------------------
              2,452 Archibald Candy Corp. (NON)                                                             286,663
             19,924 Aurora Foods, Inc. (NON)                                                                  9,962
             28,440 Doskocil Manufacturing Co., Inc. (NON)                                                  103,806
              1,186 Premium Holdings (LP) 144A                                                               24,900
              2,502 PSF Group Holdings, Inc. 144A Class A (NON)                                           4,379,340
                                                                                                      -------------
                                                                                                          4,804,671

Financial (--%)
-------------------------------------------------------------------------------------------------------------------
          1,005,000 AMRESCO Capital Trust, Inc. (NON) (R)                                                    74,370
                628 Comdisco Holding Co., Inc. (NON)                                                         67,824
          3,390,037 Contifinancial Corp. Liquidating Trust Units                                             76,276
              1,145 Delta Funding Residual Exchange Co., LLC (NON)                                          222,703
              1,145 Delta Funding Residual Management, Inc. (NON)                                                11
                                                                                                      -------------
                                                                                                            441,184

Health Care (--%)
-------------------------------------------------------------------------------------------------------------------
              3,074 Alderwoods Group, Inc. (NON)                                                             15,524
              9,649 Genesis Health Ventures, Inc. (NON)                                                     151,972
              2,359 Mariner Health Care, Inc. (NON)                                                          17,693
              1,195 Sun Healthcare Group, Inc. (NON)                                                            562
                                                                                                      -------------
                                                                                                            185,751
                                                                                                      -------------
                    Total Common Stocks (cost $30,608,062)                                              $10,950,521


CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $955,000 American Tower Corp. cv. notes 5s, 2010                                                $664,919
            690,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    699,488
          1,955,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                1,527,344
            985,000 Province Healthcare Co. cv. sub. notes 4 1/2s, 2005                                     845,869
            150,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                       117,563
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $3,491,554)                                  $3,855,183


UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
              1,360 American Tower Escrow Corp. units zero %, 2008                                         $802,400
                395 MDP Acquisitions PLC 144A units 15 1/2s, 2013 (Ireland) (PIK)                           424,625
                960 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   288,000
              7,615 XCL, Ltd. 144A 9.50% units cum. cv. pfd. (In default) (NON) (PIK)                         1,904
                                                                                                      -------------
                    Total Units (cost $2,688,119)                                                        $1,516,929

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 77 Genesis Health Ventures, Inc. 6.00% cum. cv. pfd. (PIK)                                  $8,470
                847 Hercules Trust II 6.50% units cum. cv. pfd.                                             499,730
              1,900 Interact Electronic Marketing, Inc. 14.00% cum. cv. pfd.
                    (In default) (NON)                                                                           19
              2,821 Knology, Inc. 144A Ser. D, zero % cv. pfd.                                                1,411
              6,800 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                           850
                 77 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   323,400
              9,916 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                             9,916
                900 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                  90
              1,503 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         376
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $1,544,455)                                   $844,262

WARRANTS (--%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                780 Birch Telecommunications, Inc. 144A                                   6/15/08                $1
              1,420 Dayton Superior Corp.                                                 6/15/09               355
              2,919 Diva Systems Corp.                                                    5/15/06                29
              8,326 Diva Systems Corp. 144A                                               3/1/08                 83
              1,450 Horizon PCS, Inc.                                                     10/1/10                 1
              1,900 Interact Systems, Inc.                                                8/1/03                  2
              1,900 Interact Systems, Inc. 144A                                           12/15/09               19
              1,270 iPCS, Inc. 144A                                                       7/15/10               318
                563 IWO Holdings, Inc.                                                    1/15/11               141
                758 Leap Wireless International, Inc. 144A                                4/15/10                 8
                550 Mikohn Gaming Corp. 144A                                              8/15/08               275
                560 ONO Finance PLC 144A (United Kingdom)                                 2/15/11                 1
              1,310 Orion Network Systems                                                 1/15/07                13
              1,600 Paxson Communications Corp. 144A                                      6/30/03                 2
                570 Pliant Corp. 144A                                                     6/1/10              2,850
                682 Solutia, Inc. 144A                                                    7/15/09               853
              2,987 Sun Healthcare Group, Inc.                                            2/28/05                 1
                690 Travel Centers of America, Inc. 144A                                  5/1/09              6,900
              2,310 Ubiquitel, Inc. 144A                                                  4/15/10                 1
          1,650,000 United Mexican States Ser. B (Mexico)                                 6/30/04            13,196
          1,650,000 United Mexican States Ser. C (Mexico)                                 6/30/05             2,475
          1,650,000 United Mexican States Ser. D (Mexico)                                 6/30/06               990
          1,650,000 United Mexican States Ser. E (Mexico)                                 6/30/07               825
              1,190 Veraldo Holdings, Inc. 144A                                           4/15/08                12
                 50 Versatel Telecom NV (Netherlands)                                     5/15/08                 1
              1,505 Washington Group International, Inc. Ser. A                           1/25/06             1,129
              1,719 Washington Group International, Inc. Ser. B                           1/25/06               860
                929 Washington Group International, Inc. Ser. C                           1/25/06               465
                800 XM Satellite Radio Holdings, Inc. 144A                                3/15/10                 1
                                                                                                      -------------
                    Total Warrants (cost $1,118,665)                                                        $31,807

SHORT-TERM INVESTMENTS (9.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $61,612 Short-term investments held as collateral for loaned securities with yields ranging from 1.27% to 1.35% and due dates
                    ranging from February 3, 2003 to March 24, 2003 (d)                                     $61,585
         86,221,596 Short-term investments held in Putnam commingled cash account with yields ranging from 1.23% to 1.69% and
                    due dates ranging from February 3, 2003 to
                    March 31, 2003 (d)                                                                   86,221,596
                                                                                                      -------------
                    Total Short-Term Investments (cost $86,283,181)                                     $86,283,181
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,001,136,580)                                            $944,118,411
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $909,289,940.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2003 was $20,636,019 or 2.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with with the custodian to cover margin requirements for future contracts at January 31, 2003.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at January 31, 2003, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at January 31, 2003: (as a percentage of Market Value)
               Canada           3.3%
               Colombia         0.6
               France           0.7
               Germany          1.8
               Luxembourg       0.5
               Mexico           0.8
               New Zealand      1.3
               Peru             0.7
               Russia           1.5
               South Africa     0.5
               Sweden           2.6
               United Kingdom   2.6
               United States   70.0
               Venezuela        0.5
               Other           12.6
                               ----
               Total          100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 2003 (Unaudited)
(aggregate face value $81,438,490)
                            Market  Aggregate Face    Delivery      Unrealized
                             Value           Value        Date    Appreciation
------------------------------------------------------------------------------
Australian Dollars     $24,334,696     $23,272,417     3/19/03      $1,062,279
British Pounds             666,854         648,580     3/19/03          18,274
Canadian Dollars        16,848,501      16,632,652     3/19/03         215,849
Danish Krone             1,326,721       1,304,400     3/19/03          22,321
Euro                    18,169,775      17,240,683     3/19/03         929,092
Japanese Yen            18,540,004      18,427,993     3/19/03         112,011
Korean Won               3,490,245       3,353,942     3/19/03         136,303
Swiss Francs               600,323         557,823     3/19/03          42,500
------------------------------------------------------------------------------
                                                                    $2,538,629
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 2003 (Unaudited)
(aggregate face value $75,954,991)
                            Market  Aggregate Face    Delivery      Unrealized
                             Value           Value        Date    Depreciation
------------------------------------------------------------------------------
Australian Dollars      $1,743,431      $1,675,408     3/19/03        $(68,023)
British Pounds          15,550,153      15,085,889     3/19/03        (464,264)
Canadian Dollars        10,160,592      10,079,062     3/19/03         (81,530)
Euro                     7,913,616       7,771,428     3/19/03        (142,188)
Japanese Yen             6,769,960       6,767,588     3/19/03          (2,372)
New Zealand
Dollars                 11,783,153      10,925,431     3/19/03        (857,722)
Swedish Krona           24,918,240      23,650,185     3/19/03      (1,268,055)
------------------------------------------------------------------------------
                                                                   $(2,884,154)
------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2003 (Unaudited)
                                                                    Unrealized
                            Market  Aggregate Face  Expiration    Appreciation/
                             Value           Value        Date   (Depreciation)
------------------------------------------------------------------------------
CBT Interest Rate
Swap 10yr (Long)        $2,578,875      $2,551,660      Mar-03         $27,215
Euro-Bobl 5yr
(Long)                  20,178,983      19,685,716      Mar-03         493,267
Euro-Bund 10yr
(Long)                  26,363,469      25,771,738      Mar-03         591,731
Euro 90 day (Long)       1,970,400       1,909,134      Sep-03          61,266
Euro 90 day
(Short)                  1,973,700       1,917,566      Jun-03         (56,134)
Japanese
Government Bond
10yr (Long)              9,761,775       9,677,272      Mar-03          84,503
Japanese
Government Bond
10yr (Long)              7,144,263       7,080,919      Mar-03          63,344
US Treasury Bond
20yr (Long)             50,596,563      48,685,159      Mar-03       1,911,404
US Treasury Note
5yr (Short)             54,690,188      53,622,158      Mar-03      (1,068,030)
US Treasury Note
10yr (Long)              8,446,406       8,274,627      Mar-03         171,779
US Treasury Note
10yr (Short)           102,954,844     101,029,348      Mar-03      (1,925,496)
------------------------------------------------------------------------------
                                                                      $354,849
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at January 31, 2003
(premiums received $1,743,437)
                                                   Notional          Market
                                                    Amount           Value
------------------------------------------------------------------------------
Agreement with
JPMorgan Chase
Bank effective
May 14, 2002,
maturing on May
15, 2007, to
receive a premium
equal to 17.171%
times the
notional amount.
For each credit
default event
related to one of
the 100 issues
within the HYDI
100 8.75%,
5/15/07 Bond
Index, the fund
makes a payment
of the
proportional
notional amount
times the
difference
between the par
value and the
then-market value
of the defaulted
issue.                                             $6,295,000      $1,631,035
------------------------------------------------------------------------------
Swap Contracts Outstanding at January 31, 2003 (Unaudited)
                                        Notional    Termination    Unrealized
                                         Amount        Date       Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services,
Inc. dated
November 17, 2000
to pay semi-annually
the notional amount
multiplied by the
three month
USD-LIBOR-BBA and
receive the
notional amount
multiplied by
6.68%.                                 $9,000,000    11/21/05      $1,028,768

Agreement with
Merrill Lynch
Capital Services,
Inc. dated
September 27,
2002 to receive
semiannually the
notional amount
multiplied by the
six month
JPY-LIBOR-BBA and
pay monthly the
notional amount
multiplied by
0.399%.                          JPY 3,417,000,00     10/1/07         559,383

Agreement with
Goldman Sachs
Capital Markets,
L.P. dated
September 13,
2002 to pay at
maturity the
notional amount
multiplied by the
six month
USD-LIBOR-BBA and
receive (pay) at
maturity the
notional amount
multiplied by the
change in net
asset value of
the ishares GS
InvesTop
Corporate Bond
Fund.                                  $7,089,972     3/21/03          73,389

Agreement with
Goldman Sachs
Capital Markets,
L.P. dated
November 8, 2002
to pay at
maturity the
notional amount
multiplied by the
six month
USD-LIBOR-BBA
plus a specified
spread and
receive (pay) at
maturity the
notional amount
multiplied by the
change in net
asset value of
the ishares GS
InvesTop
Corporate Bond
Fund.                                   7,581,570     5/14/03          90,758
------------------------------------------------------------------------------
                                                                   $1,752,298
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $59,890 of securities on loan
(identified cost $1,001,136,580) (Note 1)                                      $944,118,411
-------------------------------------------------------------------------------------------
Cash                                                                                688,756
-------------------------------------------------------------------------------------------
Foreign currency (cost $3,992,532) (Note 1)                                       4,351,928
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        16,316,917
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   11,584,185
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       1,752,298
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             92,357
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           2,601,832
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           704,610
-------------------------------------------------------------------------------------------
Total assets                                                                    982,211,294

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             6,337,238
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 59,142,076
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,556,880
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           98,988
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       73,599
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,381
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              2,947,357
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                            1,002,444
-------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums
received $1,743,437) (Note 1)                                                     1,631,035
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   61,585
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               68,771
-------------------------------------------------------------------------------------------
Total liabilities                                                                72,921,354
-------------------------------------------------------------------------------------------
Net assets                                                                     $909,289,940

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                     $1,205,678,948
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (10,374,243)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (230,431,615)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (55,583,150)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                    $909,289,940

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value per share ($909,289,940 divided by 141,063,022 shares)                $6.45
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $38,646,877
-------------------------------------------------------------------------------------------
Dividends                                                                         2,322,148
-------------------------------------------------------------------------------------------
Securities lending                                                                    3,564
-------------------------------------------------------------------------------------------
Total investment income                                                          40,972,589

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,156,033
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      428,156
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   14,912
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      7,036
-------------------------------------------------------------------------------------------
Other                                                                                79,505
-------------------------------------------------------------------------------------------
Total expenses                                                                    3,685,642
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (32,031)
-------------------------------------------------------------------------------------------
Net expenses                                                                      3,653,611
-------------------------------------------------------------------------------------------
Net investment income                                                            37,318,978
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (27,327,840)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,297,367)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                         508,429
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the period                                                     (1,067,668)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts,
swap contracts and credit default contracts during the period                    61,128,014
-------------------------------------------------------------------------------------------
Net gain on investments                                                          31,943,568
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $69,262,546
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                       January 31               July 31
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $37,318,978           $77,407,229
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                          (28,116,778)          (55,420,916)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                           60,060,346           (10,330,603)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   69,262,546            11,655,710
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income                                          (38,079,406)          (74,641,521)
-------------------------------------------------------------------------------------------------------
  From return of capital                                                       --            (1,490,807)
-------------------------------------------------------------------------------------------------------
Increase from issuance of common shares in connection with
reinvestment of distributions                                             458,083                    --
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                31,641,223           (64,476,618)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   877,648,717           942,125,335
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment
income of $10,374,243 and $9,613,815, respectively)                  $909,289,940          $877,648,717
-------------------------------------------------------------------------------------------------------
Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                             140,989,259           140,989,259
-------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of
distributions                                                              73,763                    --
-------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                   141,063,022           140,989,259
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                          Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.22        $6.68        $7.19        $7.62        $8.71        $8.88
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .26          .55          .61          .63          .64          .74
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .24         (.47)        (.50)        (.39)        (.99)        (.18)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .50          .08          .11          .24         (.35)         .56
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)        (.53)        (.51)        (.67)        (.62)        (.66)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --           --         (.12)        (.07)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --         (.01)        (.11)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.27)        (.54)        (.62)        (.67)        (.74)        (.73)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.45        $6.22        $6.68        $7.19        $7.62        $8.71
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                    13.20*        4.44         8.56        (1.51)       (7.24)        8.06
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                          $6.54        $6.03        $6.29        $6.38        $7.19        $8.50
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $909,290     $877,649     $942,125   $1,013,487   $1,073,980   $1,221,188
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .42*         .86          .85          .83          .86          .89
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.21*        8.39         8.87         8.48         8.05         8.34
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.07(d)*   175.78(d)    231.58       133.80       165.79       209.50
------------------------------------------------------------------------------------------------------------------

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
January 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Future and written option contracts outstanding at period end are listed after The fund's portfolio.

H) Total return swap contracts The fund may engage in total return swap agreements, which are arrangements to exchange a market linked return for an interest payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after The fund's portfolio.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. A portion of the payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after The fund's portfolio.

J) Credit default contracts The fund may engage in credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recorded, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counter party may default on its obligation to perform. Credit default contracts outstanding at period end are listed after The fund's portfolio.

K) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The fund's portfolio.

M) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A. The fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2003, the value of securities loaned amounted to $59,890. The fund received cash collateral of $61,585, which is pooled with collateral of other Putnam funds into 23 issuers of high-grade short-term investments.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2002, the fund had a capital loss carryover of approximately $154,608,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

     Loss Carryover        Expiration
-------------------        -------------------
        $39,893,000        July 31, 2007
         44,858,000        July 31, 2008
         24,930,000        July 31, 2009
         44,927,000        July 31, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2003 approximately $46,453,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

The aggregate identified cost on a tax basis is $1,004,635,632, resulting in gross unrealized appreciation and depreciation of $46,184,634 and $106,701,855, respectively, or net unrealized depreciation of $60,517,221.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2003, the fund's expenses were reduced by $32,031 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,208 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2003, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $404,263,861 and $557,493,521, respectively. Purchases and sales of U.S. government obligations aggregated $581,580,417 and $604,648,777, respectively.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and  Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Kevin M. Cronin
Vice President

Judith Cohen
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com

88604 073 3/03